Leases - Additional Information (Details)	Dec. 31, 2020	Mar. 31, 2020 well	Dec. 31, 2019	Aug. 31, 2019 rig contract	Dec. 31, 2018	Jul. 01, 2018
Lessor, Lease, Description [Line Items]
Number of rigs for which bareboat charters have been secured | rig				2
Number of wells under drilling contract | well		10
Number of optional wells under drilling contract | well		4
Gulfdrill
Lessor, Lease, Description [Line Items]
Number of rigs leased to others | rig				3
Gulfdrill
Lessor, Lease, Description [Line Items]
Number of drilling contracts | contract				5
Gulfdrill
Lessor, Lease, Description [Line Items]
Ownership percentage	50.00%		50.00%	50.00%	0.00%	0.00%